Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2013
Registrant Name	dei_EntityRegistrantName	SCOTIA INSTITUTIONAL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001365151
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 27, 2014
Document Effective Date	dei_DocumentEffectiveDate	Feb. 01, 2014
Prospectus Date	rr_ProspectusDate	Feb. 01, 2014
Dynamic U.S. Growth Fund Prospectus | Dynamic U.S. Growth Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWUIX
Dynamic U.S. Growth Fund Prospectus | Dynamic U.S. Growth Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWUGX
Dynamic U.S. Growth Fund Prospectus | Dynamic U.S. Growth Fund | Class II Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DWUHX
Mount Lucas U.S. Focused Equity Fund Prospectus | Mount Lucas U.S. Focused Equity Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BMLEX
Smith Group Large Cap Core Growth Fund Prospectus | Smith Group Large Cap Core Growth Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BSLGX